Property, plant and equipment - Schedule of Property, Plant and Equipment (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Property Plant And Equipment [Line Items]
Cost	$ 15,212.8	$ 12,083.5
Accumulated depreciation	(3,446.9)	(3,036.1)
Net book value	11,765.9	9,047.4
Vessels
Property Plant And Equipment [Line Items]
Cost	15,194.7	12,072.4
Accumulated depreciation	(3,437.0)	(3,028.5)
Net book value	11,757.7	9,043.9
Equipment and other
Property Plant And Equipment [Line Items]
Cost	18.1	11.1
Accumulated depreciation	(9.9)	(7.6)
Net book value	$ 8.2	$ 3.5